Commitments and Contingencies (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 07, 2020	Jan. 19, 2018	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Aug. 26, 2019	Aug. 23, 2019
Commitments and Contingencies (Textual)
Severance payments				$ 84,000	$ 94,000
Employment agreements, description			In such case during the initial term of the agreement, the Company would need to pay such executive (i) the remaining salary through the date of December 31, 2023, (ii) two times of the then applicable annual salary if there has been no Change in Control, as defined in the employment agreements or three-and-half times of the then applicable annual salary if there is a Change in Control.	In such case during the initial term of the agreement, the Company would need to pay such executive (i) the remaining salary through the date of December 31, 2023, (ii) two times of the then applicable annual salary if there has been no Change in Control, as defined in the employment agreements or three-and-half times of the then applicable annual salary if there is a Change in Control.
Commitments And Contingencies Description		$225,000
Restrictive shares of common stock						8,000	8,000
Commitments and contingencies, description	The Company effected a reverse stock split of the Company's common stock at the ratio of one-for-five. Nasdaq has determined that for 11 consecutive trading days from July 7 through July 21, 2020, the closing bid price of the Company's common stock has been closed above $1.00 per share. On July 22, 2020, the Panel notified the Company that it has regained compliance with the requirement to maintain a minimum closing bid price of $1 and this matter is now closed.		As of September 30, 2020 and June 30, 2020, the Company has estimated its severance payments of approximately $92,000 and $84,000, respectively, which have not been reflected in its unaudited condensed consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.	On January 22, 2019, Nasdaq notified the Company that it did not comply with the minimum bid price of $1.00 per share (the “Minimum Bid Price”) requirement in Listing Rule 5550(a)(2), and in accordance with Listing Rule 5810(c)(3)(A), was granted 180 calendar days, until July 22, 2019, to regain compliance. Subsequently, on July 23, 2019, the Company was provided an additional 180 calendar day compliance period, or until January 20, 2020, to demonstrate compliance. On January 21, 2020, the Company was notified of Nasdaq’s delist determination as it had not regained compliance. On January 28, 2020, the Company requested a hearing, which was held on February 27, 2020. On March 10, 2020, the Company received a letter from Nasdaq stating that the Nasdaq Hearings Panel (the “Panel”) granted an exception to permit the Company to demonstrate compliance on or before May 8, 2020.